Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Investments:
Fixed-maturity securities, available-for-sale, at fair value	$ 751,531	$ 674,562
Policy loans	338	275
Derivative assets	32,993	15,064
Equity securities, trading	7,539	4,368
Total investments	792,401	694,269
Cash and cash equivalents	74,980	37,172
Accrued investment income	14,926	14,557
Receivables	14,666	13,202
Reinsurance recoverables	4,097	3,596
Deferred acquisition costs	129,868	134,374
Net deferred tax asset	29,554	33,660
Other assets	21,600	22,277
Assets, exclusive of separate accounts assets	1,082,092	953,107
Separate account assets	2,255,576	2,205,548
Total assets	3,337,668	3,158,655
Policyholder liabilities:
Account balances and future policy benefit reserves	879,251	762,986
Policy and contract claims	4,771	4,157
Unearned premiums	1,652	1,571
Other policyholder funds	94	1,174
Total policyholder liabilities	885,768	769,888
Derivative liabilities	15,416	7,956
Other liabilities	16,783	26,775
Liabilities, exclusive of separate account liabilities	917,967	804,619
Separate account liabilities	2,255,576	2,205,548
Total liabilities	3,173,543	3,010,167
Stockholder's equity:
Common stock, $10 par value. Authorized, issued, and outstanding 200,000 shares, at December 31, 2016 and 2015	2,000	2,000
Additional paid-in capital	72,500	72,500
Retained earnings	82,428	68,988
Accumulated other comprehensive income, net of tax	7,197	5,000
Total stockholder's equity	164,125	148,488
Total liabilities and stockholder's equity	$ 3,337,668	$ 3,158,655